Property and Equipment, net (Details) - Successor [Member] - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Total	$ 192	$ 198
Less: accumulated depreciation and amortization	(128)	(83)
Total Property and Equipment, net	64	115
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Total	177	179
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Total	11	12
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total	4	6
Software [Member]
Property, Plant and Equipment [Line Items]
Total		$ 1